Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Significant components of the current and deferred income tax
Significant components of the current and deferred income tax reflected in the consolidated statements of loss are as follows:

	2017	2016	2015
Current income tax expense	18,491	36,846	8,858

Deferred income tax expense (recovery) in respect of:
Origination & reversal of temporary differences	(55,248)	(64,271)	(8,633)
Change in tax rates during the period	—	(7,376)	(23,289)
	(55,248)	(71,647)	(31,922)
Provision for (recovery of) income taxes	(36,757)	(34,801)	(23,064)

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates

	2017	2016	2015
Loss from continuing operations before tax	(1,627,492)	(1,348,894)	(52,489)

Expected expense / (recovery) at the Company's Canadian tax rate 26.5%	(431,285)	(357,205)	(13,909)
Effect of tax rates outside of Canada	279,213	261,981	(15,952)
Change in tax rates during the period	—	(7,376)	(23,289)
Non-deductible and non-taxable items	12,241	23,193	4,742
Capitalized expenditures	—	178	9,279
Change in deferred income tax assets not recognized	99,297	42,511	13,800
Other items	3,777	1,917	2,265
Provision for (recovery of) income taxes	(36,757)	(34,801)	(23,064)

Disclosure of temporary difference, unused tax losses and unused tax credits

	2017	2016
Deferred income tax assets (liabilities) in respect of:
Losses and credits	1,198	987
Intangible assets	(130,523)	(179,028)
Other items	(3,328)	(2,218)
Deferred income tax assets (liabilities), net	(132,653)	(180,259)

Deferred income tax assets	2,466	979
Deferred income tax liabilities	(135,119)	(181,238)
Deferred income tax assets (liabilities), net	(132,653)	(180,259)

A deferred income tax asset has not been recognized for certain temporary differences that may be available to reduce income subject to tax in a taxation period subsequent to the period covered by these financial statements. The amount of such temporary differences, that is the amount before applying the relevant tax rate, which is not recognized in the consolidated balance sheets or consolidated statements of loss, is as follows:

	2017	2016
Losses and credits	774,864	505,660
Other items	1,620	51
Total unrecognized temporary differences	776,484	505,711

The deferred income tax assets in connection with the Company’s losses and credits that may be available to reduce income subject to tax in a taxation period subsequent to the period covered by these financial statements, is as follows:

	2017	2016
Expiring within 15 years	756	1,608
Expiring between 15 and 20 years	154,281	90,967
No expiration	50,631	46,925
Total deferred income tax asset in respect of losses and credits	205,668	139,500

Total in North America	155,241	92,433
Total in Europe	48,696	44,426
Total in other jurisdictions	1,731	2,641
Total deferred income tax asset in respect of losses and credits	205,668	139,500